6. PREPAID EXPENSE (Details Textual) - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Prepaid Expense [Abstract]
Prepaid Expense, Current	$ 84,355	$ 0	$ 0